Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value

The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of June 30, 2019 and December 31, 2018:

	June 30, 2019		December 31, 2018
	Level 1	Level 2	Level 1	Level 2
Derivative financial instrument (current asset)	27	770	—	735
Derivative financial instrument (non-current asset)	—	9,807	—	10,752
Derivative financial instrument (current liability)	201	352	236	147
Derivative financial instrument (non-current liability)	—	2,243	—	1,262

Fair Value of Company's Publicly Traded Debt

considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of of June 30, 2019 and December 31, 2018, which is considered to be level 1 in the fair value hierarchy.

	June 30, 2019		December 31, 2018
Carrying value	Ps.	123,260	Ps.	128,664
Fair value		128,757		128,741

Disclosure of Outstanding Interest Rate Swap Agreements

As of June 30, 2019, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount	Fair Value Liability June 30, 2019		Fair Value Asset June 30, 2019
2019	Ps. 3,908	Ps.	(31)	Ps.—
2020	4,440		(151)	—
2021	4,411		(236)	—
2022	538		(22)	—
2023	13,095		(79)	546

As of December 31, 2018, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,032	Ps.	(49)	Ps.	—
2020		4,559		(112)		—
2021		4,548		(151)		—
2022		617		(18)		—
2023		13,101		(49)		1,143

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency

As of June 30, 2019, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2019		Fair Value Asset June 30, 2019
2019	Ps.	6,479	Ps.	(80)	Ps.	28
2020		1,209		—		1

As of December 31, 2018, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	5,808	Ps.	(65)	Ps.	133

Summary of Outstanding Colar Options to Purchase Foreign Currency

As of June 30, 2019, the Company paid a net premium of Ps. 23 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Asset June 30, 2019		Fair Value Asset June 30, 2019
2019	Ps.	813	Ps.	(19)	Ps.	4
2020		907		(20)		8

At December 31, 2018, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	1,734	Ps.	(33)	Ps.	57

Disclosure of Outstanding Cross Currency Swap Agreements

At June 30, 2019, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2019		Fair Value Asset June 30, 2019
2019	Ps.	4,615	Ps.	—	Ps.	502
2020		17,569		(289)		554
2021		4,659		—		578
2022		391		(7)		1
2023		23,654		(783)		7,461
2024		695		(39)		—
2026		803		(167)		—
2027		6,709		(401)		—
2029		1,527		—		18
2043		8,869		—		601

As of December 31, 2018, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 30, 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,738	Ps.	—	Ps.	502
2020		18,126		(378)		1,015
2021		4,774		—		615
2023		396		(7)		—
2026		23,948		(396)		7,818
2027		813		(154)		—
2028		6,889		(42)		202

Disclosure of Fair Value of Commodity Price Contracts

As of June 30, 2019, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset June 30, 2019
2019	Ps.	971	Ps.	(33)
2020		209		13

As of December 31, 2018, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31, 2018
2019	Ps.	1,223	Ps.	(88)

As of June 30, 2019, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Asset June 30, 2019
2019	Ps.	398	Ps.	(24)
2020		39		(1)

As of December 31, 2018, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31, 2018
2019	Ps.	265	Ps.	(17)

As of June 30, 2019, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2019
2019	Ps.	651	Ps.	(110)
2020		165		(28)

As of December 31, 2018, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31, 2018
2019	Ps.	1,303	Ps.	(131)